Intangible assets (Tables)	3 Months Ended	11 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Intangible Assets Tables
Company's intangibles assets

The Company’s intangibles assets consisted of the following:

	Estimated useful life	June 30, 2015	March 31, 2015
Patents	15 years	$31,067	$26,450
Less: Accumulated amortization		(1,550)	(1,044)
Subtotal		29,517	25,406
Trademarks	—	1,560	1,560
Intangible assets, net		$31,077	$26,966

The Company’s intangibles assets consisted of the following:

	Estimated useful life	March 31, 2015
Patents	15 years	$26,450
Less: Accumulated amortization		(1,044)
Subtotal		25,406
Trademarks	-	1,560
Intangible assets, net		$26,966

Estimated future annual amortization expense

The following table outlines estimated future annual amortization expense for the next five years and thereafter:

June 30,
2016	$2,022
2017	2,022
2018	2,022
2019	2,022
2020	2,022
Thereafter	19,407
$29,517

The following table outlines estimated future annual amortization expense for the next five years and thereafter:

March 31,
2016	$1,763
2017	1,763
2018	1,763
2019	1,763
2020	1,763
Thereafter	16,591
$25,406